Schedule of Investments
September 30, 2023
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.78%(a)
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Alternative Funds–5.02%
Invesco Global Real Estate Income Fund, Class R6	2.46%	$43,481,788	$1,849,736	$—	$(1,161,684)	$—	$994,277	5,858,069	$44,169,840
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.56%	45,537,838	—	(24,556)	305,587	(3,272)	—	6,052,259	45,815,597
Total Alternative Funds		89,019,626	1,849,736	(24,556)	(856,097)	(3,272)	994,277		89,985,437
Domestic Equity Funds–43.36%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	4.71%	106,935,659	—	(25,091,040)	6,574,349	(4,084,700)	—	3,261,186	84,334,268
Invesco Main Street Small Cap Fund, Class R6	6.13%	110,633,687	2,225,535	(8,198,088)	3,629,612	1,662,880	—	5,898,800	109,953,626
Invesco NASDAQ 100 ETF	4.57%	—	81,887,844	(12,334,174)	11,022,926	1,413,583	265,488	556,205	81,990,179
Invesco Russell 1000® Dynamic Multifactor ETF	11.97%	215,419,331	—	(15,589,451)	15,339,687	(633,279)	2,782,492	4,680,111	214,536,288
Invesco S&P 500® Low Volatility ETF	8.43%	148,832,877	14,708,925	—	(12,362,435)	—	2,783,278	2,571,515	151,179,367
Invesco S&P 500® Pure Growth ETF(c)	4.77%	96,001,423	—	(9,834,492)	750,088	(1,358,253)	1,050,418	2,837,770	85,558,766
Invesco S&P SmallCap Low Volatility ETF	—	63,519,817	—	(60,624,633)	(14,399,247)	11,504,063	487,049	—	—
Invesco Value Opportunities Fund, Class R6(b)	2.78%	55,116,230	—	(7,650,267)	2,880,281	(522,570)	—	2,990,617	49,823,674
Total Domestic Equity Funds		796,459,024	98,822,304	(139,322,145)	13,435,261	7,981,724	7,368,725		777,376,168
Fixed Income Funds–23.10%
Invesco 1-30 Laddered Treasury ETF	3.81%	35,009,688	39,380,668	—	(6,067,618)	—	1,209,200	2,548,405	68,322,738
Invesco Core Plus Bond Fund, Class R6	7.37%	139,733,537	9,396,966	(11,147,217)	(2,826,252)	(3,019,706)	4,792,760	15,153,363	132,137,328
Invesco Floating Rate ESG Fund, Class R6	0.71%	—	12,646,779	—	54,703	—	148,522	1,859,661	12,701,482
Invesco High Yield Fund, Class R6	3.11%	—	55,989,427	—	(179,128)	—	1,854,078	16,463,215	55,810,299
Invesco Income Fund, Class R6	0.99%	19,584,264	811,928	(2,108,025)	(380,294)	(130,411)	811,877	2,673,303	17,777,462
Invesco International Bond Fund, Class R6	1.04%	—	18,784,918	—	(232,208)	—	499,331	4,449,091	18,552,710
Invesco Master Loan Fund, Class R6	0.11%	14,004,125	825,310	(12,484,314)	711,333	(1,048,335)	819,959	135,407	2,008,119
Invesco Senior Floating Rate Fund, Class R6	1.63%	20,622,107	7,739,539	—	844,608	—	1,681,695	4,359,142	29,206,254
Invesco Taxable Municipal Bond ETF(c)	3.32%	66,747,659	—	(6,497,454)	927,846	(1,707,604)	1,763,710	2,351,540	59,470,447
Invesco Variable Rate Investment Grade ETF	1.01%	18,441,765	—	(435,697)	171,381	(2,040)	793,051	728,631	18,175,409
Total Fixed Income Funds		314,143,145	145,575,535	(32,672,707)	(6,975,629)	(5,908,096)	14,374,183		414,162,248
Foreign Equity Funds–27.73%
Invesco EQV Emerging Markets All Cap Fund, Class R6	3.02%	64,268,620	—	(13,179,634)	7,030,810	(4,033,856)	—	1,682,823	54,085,940
Invesco Developing Markets Fund, Class R6	3.18%	67,766,472	—	(14,124,835)	9,855,121	(6,526,079)	—	1,565,559	56,970,679
Invesco FTSE RAFI Developed Markets ex-U.S. ETF(c)	2.48%	—	45,474,975	(1,849,291)	807,884	81,864	1,000,508	1,022,638	44,515,432
Invesco Global Fund, Class R6	7.88%	191,852,708	—	(79,741,851)	34,131,112	(4,986,263)	—	1,588,213	141,255,706
Invesco Global Infrastructure Fund, Class R6	0.91%	18,564,649	333,705	(528,982)	(2,054,280)	(78,385)	333,704	1,582,525	16,236,707
Invesco International Select Equity Fund, Class R6	—	31,381,131	—	(32,766,611)	10,908,497	(9,523,017)	—	—	—
Invesco International Small-Mid Company Fund, Class R6	1.93%	61,811,906	—	(27,810,663)	(6,077,346)	6,723,579	—	898,068	34,647,476
Invesco Oppenheimer International Growth Fund, Class R6	1.88%	—	36,861,912	(3,008,433)	(270,644)	179,944	—	966,584	33,762,779
Invesco RAFI™ Strategic Developed ex-US ETF	—	79,501,652	—	(81,632,092)	(6,927,077)	9,057,517	—	—	—
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.78%(a)
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Invesco S&P Emerging Markets Low Volatility ETF	4.49%	$67,057,261	$15,141,156	$—	$(1,652,399)	$—	$2,209,059	3,579,823	$80,546,018
Invesco S&P International Developed Low Volatility ETF	1.96%	17,985,984	17,918,664	—	(862,994)	—	887,498	1,342,731	35,041,654
Total Foreign Equity Funds		600,190,383	115,730,412	(254,642,392)	44,888,684	(9,104,696)	4,430,769		497,062,391
Money Market Funds–0.57%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)	0.20%	2,420,887	106,070,762	(104,927,627)	—	—	140,544	3,564,022	3,564,022
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)	0.14%	1,730,064	75,764,830	(74,948,304)	(71)	(216)	93,288	2,545,794	2,546,303
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)	0.23%	2,766,728	121,223,728	(119,917,287)	—	—	146,033	4,073,169	4,073,169
Total Money Market Funds		6,917,679	303,059,320	(299,793,218)	(71)	(216)	379,865		10,183,494
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,702,100,426)	99.78%	1,806,729,857	665,037,307	(726,455,018)	50,492,148	(7,034,556)	27,547,819		1,788,769,738

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.85%
Invesco Private Government Fund, 5.30%(d)(e)	0.24%	2,191,900	78,608,389	(76,560,147)	—	—	292,556(f)	4,240,142	4,240,142
Invesco Private Prime Fund, 5.51%(d)(e)	0.61%	5,636,313	192,284,245	(187,008,381)	(360)	(8,596)	785,255(f)	10,903,221	10,903,221
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,143,475)	0.85%	7,828,213	270,892,634	(263,568,528)	(360)	(8,596)	1,077,811		15,143,363
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,717,243,901)	100.63%	$1,814,558,070	$935,929,941	$(990,023,546)	$50,491,788	$(7,043,152)	$28,625,630		$1,803,913,101
OTHER ASSETS LESS LIABILITIES	(0.63)%								(11,284,197)
NET ASSETS	100.00%								$1,792,628,904
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	17	December-2023	$3,676,675	$(181,842)	$(181,842)
MSCI Emerging Markets Index	269	December-2023	12,851,475	(452,634)	(452,634)
Nikkei 225 Index	2	December-2023	426,392	(13,654)	(13,654)
STOXX Europe 600 Index	38	December-2023	910,377	(11,127)	(11,127)
Total Futures Contracts				$(659,257)	$(659,257)

(a)	Futures contracts collateralized by $3,678,771 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/20/2023	BNP Paribas S.A.	JPY	294,305,000	USD	2,029,314	$34,518
12/20/2023	BNP Paribas S.A.	MXN	100,525,000	USD	5,778,164	85,061
12/20/2023	BNP Paribas S.A.	USD	4,645,750	SEK	51,720,000	106,565
12/20/2023	Citibank, N.A.	CLP	250,300,000	USD	282,538	2,544
12/20/2023	Citibank, N.A.	TWD	72,605,000	USD	2,288,934	25,564
12/20/2023	Deutsche Bank AG	INR	175,700,000	USD	2,108,864	2,581
12/05/2023	J.P. Morgan Chase Bank, N.A.	BRL	31,800,000	USD	6,303,333	27,725
12/20/2023	J.P. Morgan Chase Bank, N.A.	AUD	6,505,000	USD	4,204,526	10,896
12/20/2023	J.P. Morgan Chase Bank, N.A.	CAD	5,220,000	USD	3,866,856	18,925
12/20/2023	J.P. Morgan Chase Bank, N.A.	HKD	700,000	USD	89,588	51
12/20/2023	J.P. Morgan Chase Bank, N.A.	KRW	9,543,670,000	USD	7,220,153	135,130
12/20/2023	J.P. Morgan Chase Bank, N.A.	THB	179,665,000	USD	5,057,780	89,077
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	5,153,829	NOK	55,220,000	19,743
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	4,547,096	ZAR	86,870,000	9,485
12/20/2023	UBS AG	CHF	3,825,000	USD	4,318,482	103,134
Subtotal—Appreciation						670,999
Currency Risk
12/20/2023	Barclays Bank PLC	USD	5,149,459	SGD	6,995,000	(14,271)
12/20/2023	BNP Paribas S.A.	USD	4,978,886	IDR	76,755,000,000	(25,508)
12/20/2023	Deutsche Bank AG	USD	9,910,612	EUR	9,250,000	(95,194)
12/04/2023	J.P. Morgan Chase Bank, N.A.	USD	5,816,732	BRL	28,725,000	(147,361)
12/20/2023	J.P. Morgan Chase Bank, N.A.	CNY	69,655,000	USD	9,585,111	(66,471)
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	48,935	DKK	340,000	(521)
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	4,966,424	PLN	21,670,000	(20,709)
12/20/2023	Merrill Lynch International	USD	5,632,451	COP	22,703,000,000	(175,352)
12/20/2023	Morgan Stanley and Co. International PLC	NZD	8,885,000	USD	5,270,493	(54,910)
12/20/2023	Morgan Stanley and Co. International PLC	PHP	277,080,000	USD	4,874,307	(19,053)
12/20/2023	Morgan Stanley and Co. International PLC	USD	107,949	CZK	2,490,000	(258)
12/20/2023	Morgan Stanley and Co. International PLC	USD	6,603,908	GBP	5,300,000	(133,861)
12/20/2023	Standard Chartered Bank PLC	USD	4,898,034	HUF	1,790,060,000	(99,128)
Subtotal—Depreciation						(852,597)
Total Forward Foreign Currency Contracts						$(181,598)

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America Investment Grade Index, Series 40, Version 1	Sell	5.00%	Quarterly	06/20/2028	4.544%	USD	27,250,000	$396,066	$471,507	$75,441
Credit Risk
Markit CDX North America High Yield Index, Series 40, Version 1	Buy	(1.00)	Quarterly	06/20/2028	0.678	USD	154,800,000	(1,867,784)	(2,076,882)	(209,098)
Total Centrally Cleared Credit Default Swap Agreements								$(1,471,718)	$(1,605,375)	$(133,657)

(a)	Centrally cleared swap agreements collateralized by $3,072,814 cash held with J.P. Morgan Chase Bank, N.A.
(b)	Implied credit spreads represent the current level, as of September 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,778,586,244	$—	$—	$1,778,586,244
Money Market Funds	10,183,494	15,143,363	—	25,326,857
Total Investments in Securities	1,788,769,738	15,143,363	—	1,803,913,101
Other Investments - Assets*
Forward Foreign Currency Contracts	—	670,999	—	670,999
Swap Agreements	—	75,441	—	75,441
	—	746,440	—	746,440
Other Investments - Liabilities*
Futures Contracts	(659,257)	—	—	(659,257)
Forward Foreign Currency Contracts	—	(852,597)	—	(852,597)
Swap Agreements	—	(209,098)	—	(209,098)
	(659,257)	(1,061,695)	—	(1,720,952)
Total Other Investments	(659,257)	(315,255)	—	(974,512)
Total Investments	$1,788,110,481	$14,828,108	$—	$1,802,938,589

*	Unrealized appreciation (depreciation).
Invesco Active Allocation Fund